LONG-TERM DEBT - Disclosure of long term debt (Parentheticals) (Details)	12 Months Ended
Aug. 31, 2020
Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 with principal repayments starting November 30, 2020 based on a 10 year amortization [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, year amortization	10 years
Borrowings, maturity	May 31, 2022
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Borrowings, year amortization	7 years
Borrowings, maturity	September 1, 2024
Vehicle loans - five year term maturing June 17, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, year amortization	5 years
Borrowings, maturity	June 17, 2024